INCOME TAXES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Valuation allowance	$ 454	$ 420
Net asset basis step-up		863
Swiss tax reform net asset basis step-up	174	159
Deferred tax asset, swiss tax reform net asset basis step-up, valuation allowance	72	69
One time transitional tax expense	243			$ 5
Expense (benefit), would be incurred if earnings remitted	24
Deferred tax assets, net of valuation allowance	1,367	1,287
Deferred tax assets	605	429
Increase (decrease) due to notional interest deduction		57
Deferred tax benefit recognized due to reduced U.S tax rate and other effects of tax act	0	19	$ 8
Income tax expense (benefit)	(182)	41	(65)
Unrecognized interest and penalties expense	17	21
Unrecognized tax benefits that, if recognized, would impact effective tax rate	48	70	84
Gross unrecognized tax benefit liability	47	62
Net indemnification receivables	2	6	6
Expected reduction in gross unrecognized tax benefits	$ 5
Maximum
Income Taxes [Line Items]
U.S statutory tax rate, percent	35.00%
Minimum
Income Taxes [Line Items]
U.S statutory tax rate, percent	21.00%
Tax Year No Expiration
Income Taxes [Line Items]
Operating loss carryforwards	$ 38
State and Local Jurisdiction
Income Taxes [Line Items]
Operating loss carryforwards	1,200
Domestic Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards	150
Tax credit carryforwards	430
Foreign tax credit carryforward	373
Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards	1,200
Tax credit carryforwards	18
Valuation allowance	$ 157	180
Deferred tax assets, net of valuation allowance		90
Valuation allowance, deferred tax asset, increase (decrease), amount		5
Deferred tax assets		$ 24
Income tax expense (benefit)			$ 194
Impact on earnings from continuing operations per diluted shares	$ 0.33	$ 0.27	$ 0.29
Foreign Tax Authority | Tax Year No Expiration
Income Taxes [Line Items]
Operating loss carryforwards	$ 886